CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Product net sales	$ 400,720
Collaboration revenue	10,026	$ 497,277	$ 41,243
Other operating income	34,520	42,141	23,668
Total operating income	445,267	539,418	64,911
Cost of sales	(29,431)
Research and development expenses	(663,366)	(580,520)	(370,885)
Selling, general and administrative expenses	(472,132)	(307,644)	(171,643)
Loss from investment in joint venture	(677)
Total operating expenses	(1,165,607)	(888,164)	(542,528)
Operating loss	(720,341)	(348,746)	(477,617)
Financial income	27,665	3,633	6,459
Financial expense	(3,906)	(4,578)	(7,960)
Exchange gains/(losses)	(32,732)	(50,053)	(126,234)
Loss for the year before taxes	(729,314)	(399,743)	(605,352)
Income tax (expense) / benefit	19,720	(8,522)	(3,103)
Loss for the year	(709,594)	(408,265)	(608,455)
Owners of the parent	$ (709,594)	$ (408,265)	$ (608,455)
Weighted average number of shares outstanding	54,381,371	51,075,827	45,410,442
Basic profit / (loss) per share (in $)	$ (13.05)	$ (7.99)	$ (13.40)
Diluted profit / (loss) per share (in $)	$ (13.05)	$ (7.99)	$ (13.40)